Acquisition and sale of businesses and brands and purchase of non-controlling interests - Assets and liabilities held for sale (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Intangible assets	£ 11,902	£ 10,764	£ 11,300
Property, plant and equipment	5,848	4,849	4,926
Other investments	37	40	£ 41
Inventories	7,094	6,045
Trade and other receivables	2,933	2,385
Assets held for sale	222	0
Trade and other payables	(5,887)	(4,648)
Corporation tax	(252)	(146)
Deferred tax	(2,319)	(1,945)
Leases	(475)	(363)
Liabilities held for sale	(61)	0
Assets (liabilities)	9,514	£ 8,431
Windsor business
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Assets held for sale	156
Liabilities held for sale	(41)
USL Popular brands
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Assets held for sale	66
Liabilities held for sale	(20)
Disposal groups classified as held for sale
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Intangible assets	165
Property, plant and equipment	12
Other investments	1
Inventories	21
Trade and other receivables	23
Assets held for sale	222
Trade and other payables	(18)
Corporation tax	(6)
Deferred tax	(35)
Leases	(2)
Liabilities held for sale	(61)
Assets (liabilities)	161
Disposal groups classified as held for sale | Windsor business
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Intangible assets	145
Property, plant and equipment	3
Other investments	1
Inventories	6
Trade and other receivables	1
Trade and other payables	(5)
Corporation tax	(6)
Deferred tax	(28)
Leases	(2)
Assets (liabilities)	115
Disposal groups classified as held for sale | USL Popular brands
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Intangible assets	20
Property, plant and equipment	9
Other investments	0
Inventories	15
Trade and other receivables	22
Trade and other payables	(13)
Corporation tax	0
Deferred tax	(7)
Leases	0
Assets (liabilities)	£ 46